PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT
Schedule of property and equipment

	March 31,	December 31,
	2022	2021
Equipment	$1,651,800	$1,593,100
Leasehold improvements	2,936,200	1,464,700
Office furniture, fixtures, and equipment	109,500	16,600
Software	359,500	359,500
Construction in progress	3,057,700	1,226,600
	8,114,700	4,660,500
Less: Accumulated depreciation	(1,214,300)	(1,031,500)
Total	$6,900,400	$3,629,000

	December 31,	December 31,
	2021	2020
Equipment	$1,593,100	$780,500
Leasehold improvements	1,464,700	1,229,700
Office furniture, fixtures, and equipment	16,600	16,600
Software	359,500	151,700
Construction in progress	1,226,600	449,200
	4,660,500	2,627,700
Less: Accumulated depreciation	(1,031,500)	(561,700)
Total	$3,629,000	$2,066,000